Leases	12 Months Ended
Dec. 31, 2011
Leases
Leases
LEASES

We lease our offices and other property through operating leases.  Rental expense is charged to operations as incurred.  For 2011, 2010 and 2009, total rental expense for operating leases was $15 million, $16 million and $15 million, respectively.  At December 31, 2011, minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

(Millions of dollars)
2012	$14
2013	13
2014	11
2015	11
2016	10
Thereafter	42
Total	$101